KEMPER HIGH YIELD SERIES
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                                KEMPER PORTFOLIOS
                            Kemper U.S. Mortgage Fund
                   KEMPER INCOME AND CAPITAL PRESERVATION FUND
                     KEMPER SHORT-TERM U.S. GOVERNMENT FUND
                          KEMPER STRATEGIC INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
               DATED JANUARY 1, 1999, as revised FEBRUARY 8, 1999

                        ---------------------------------

The following disclosure replaces the relevant paragraph in the "Custodian, Transfer Agent, and Shareholder Service Agent" section of the Funds' Statement of Additional Information.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is each Fund's transfer agent and dividend-paying agent.

Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC as follows: prior to January 1, 1999, annual account fees at a maximum rate of $6 per account plus account set up, transaction, and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement and effective January 1, 1999 annual account fees of $14.00 ($23.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charge (Class B shares only), an asset-based fee of 0.05% and out-of-pocket reimbursement. The following shows for each Fund's 1998 fiscal year the shareholder service fees IFTC remitted to KSvC.

Fund                                                  Fees to KSvC
----                                                  ------------

Short-Term U.S. Government Fund                       $234,000
Strategic Income Fund                                 $1,944,000
Government Securities Fund                            $3,275,000
High Yield Fund                                       $5,963,000
Income and Capital Preservation Fund                  $1,051,000
U.S. Mortgage Fund                                    $3,302,000
High Yield Opportunity Fund                           $19,000